Accounts Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Accounts receivable
Accounts receivable	$ 901,918	$ 1,246,814
Accounts receivable - Related party	25,000
Allowance for doubtful accounts	(16,244)
Total	$ 926,918	$ 1,246,814